Disposal of Subsidiaries	6 Months Ended
Jun. 30, 2023
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES
19.	DISPOSAL OF SUBSIDIARIES

During the six months ended June 30, 2023, the Group disposed several subsidiaries with nil consideration to third parties or former shareholder of the subsidiaries. The Group recorded RMB37,092 gain on disposal of five subsidiaries with net liabilities and RMB2,422 loss on disposal of five subsidiaries with net assets. As a result, total gain on disposal of subsidiaries was RMB34,670 for the six months ended June 30, 2023.